UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2009

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)	State

	COLLEGE AND UNIVERSITY LOANS (92.7%)
	ALABAMA
$995	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$741	Alabama
1,245	Auburn University	3.000	12/01/2018	9.16	926	Alabama
	CALIFORNIA
94	Azusa Pacific University	3.750	04/01/2015	10.88	76	California
485	California State University	3.000	11/01/2013	8.93	427	California
1,603	California State University	3.000	11/01/2019	8.99	1,214	California
279	Lassen Junior College District	3.000	04/01/2020	10.27	197	California
171	Occidental College	3.000	10/01/2019	10.41	122	California
900	University Student Co-Operative Association	3.000	04/01/2019	10.70	633	California
	COLORADO
180	Regis College (Denver)	3.000	11/01/2012	10.47	158	Colorado
	DELAWARE
62	Wesley College	3.375	05/01/2013	10.88	54	Deleware
384	University of Delaware	3.000	12/01/2018	8.81	290	Delware
	FLORIDA
1	Florida Institute of Technology	3.000	11/01/2009	10.53	1	Florida
850	University of Florida	3.000	07/01/2014	10.15	676	Florida
	GEORGIA
67	Emmanuel College	3.000	11/01/2013	10.45	57	Georgia
187	Mercer University	3.000	05/01/2014	10.58	157	Georgia
110	Morehouse College	3.000	07/01/2010	10.50	97	Georgia
490	Paine College	3.000	10/01/2016	10.45	380	Georgia
	ILLINOIS
420	Concordia College	3.000	05/01/2019	10.65	296	Illinois
660	Sangamon State University	3.000	11/01/2018	10.12	500	Illinois
	INDIANA
326	Taylor University	3.000	10/01/2013	10.49	279	Indiana
2,520	Vincennes University	3.000	06/01/2023	9.02	1,684	Indiana
	IOWA
150	Simpson College	3.000	07/01/2016	10.58	111	Iowa
	KENTUCKY
90	Georgetown College	3.000	12/01/2009	10.05	84	Kentucky
93	Transylvania University	3.000	11/01/2010	10.51	88	Kentucky
	MARYLAND
127	Hood College	3.625	11/01/2014	10.54	108	Maryland
934	Morgan State University	3.000	11/01/2014	10.56	770	Maryland

1

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)	State

	MASSACHUSETTS
$127	Hampshire College	3.000	07/01/2013	10.75	$104	Massachusets
494	Hampshire College	3.000	02/01/2014	10.70	401	Massachusets
67	Brandeis University	3.000	11/01/2011	10.64	61	Massachusetts
380	College of the Holy Cross	3.625	10/01/2013	10.60	332	Massachusetts
1,680	Northeastern University	3.000	05/01/2018	10.53	1,244	Massachusetts
133	Springfield College	3.500	05/01/2013	10.67	117	Massachusetts
1,535	Tufts University	3.000	10/01/2021	10.39	1,036	Massachusetts
	MICHIGAN
1	Albion College	3.000	10/01/2009	10.56	4	Michigan
	MINNESOTA
58	College of Saint Thomas	3.000	11/01/2009	10.53	57	Minnesota
269	MacAlester College	3.000	05/01/2020	10.46	190	Minnesota
	MISSISSIPPI
549	Hinds Junior College	3.000	04/01/2013	10.42	480	Mississippi
384	Millsaps College	3.000	11/01/2021	10.34	261	Mississippi
970	Mississippi State University	3.000	12/01/2020	9.64	671	Mississippi
	MISSOURI
119	Drury College	3.000	04/01/2015	10.63	97	Missouri
74	Drury College	3.000	10/01/2010	10.75	70	Missouri
	MONTANA
138	Carroll College	3.750	06/01/2014	10.46	111	Montana
90	Carroll College	3.000	06/01/2018	10.15	65	Montana
	NEW HAMPSHIRE
75	New England College	3.000	04/01/2016	10.77	58	New Hampshire
	NEW JERSEY
930	Fairleigh Dickinson University	3.000	11/01/2017	10.39	702	New Jersey
260	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	213	New Jersey
730	Rider College	3.625	11/01/2013	10.42	632	New Jersey
222	Rider College	3.000	05/01/2017	10.70	166	New Jersey
330	Rutgers, The State University	3.750	05/01/2016	9.19	273	New Jersey
	NEW Mexico
343	College of Santa Fe	3.000	10/01/2018	10.43	254	Minnesota
	NEW YORK
295	Daemen College	3.000	04/01/2016	10.77	227	New York
584	D’Youville College	3.000	04/01/2018	10.90	421	New York
42	Long Island University	3.000	11/01/2009	10.69	41	New York
227	Long Island University	3.625	06/01/2014	10.49	184	New York
244	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	217	New York
55	Utica College	3.000	11/01/2009	10.53	54	New York

2

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)	State

	NORTH CAROLINA
$11	Catawba College	3.000	12/01/2009	10.27	$10	North Carolina
210	Elizabeth City State University	3.000	10/01/2017	10.02	160	North Carolina
248	Saint Mary’s College	3.000	06/01/2020	10.14	170	North Carolina
	OHIO
35	University of Steubenville	3.125	04/01/2010	10.98	33	Ohio
335	Wittenberg University	3.000	05/01/2015	10.76	266	Ohio
133	Wittenberg University	3.000	11/01/2017	10.39	101	Ohio
	OREGON
428	George Fox College	3.000	07/01/2018	10.64	318	Oregon
51	Linfield College	3.000	10/01/2017	10.44	42	Oregon
	PENNSYLVANIA
243	Albright College	3.000	11/01/2015	10.23	200	Pennsylvania
532	Carnegie-Mellon University	3.000	11/01/2017	10.51	400	Pennsylvania
460	Drexel University	3.500	05/01/2014	10.53	388	Pennsylvania
200	Gannon University	3.000	11/01/2011	10.49	183	Pennsylvania
135	Gannon University	3.000	12/01/2022	10.13	86	Pennsylvania
95	Lycoming College	3.625	05/01/2014	10.64	79	Pennsylvania
145	Lycoming College	3.750	05/01/2015	10.62	118	Pennsylvania
78	Moravian College	3.375	11/01/2012	10.52	69	Pennsylvania
1,530	Philadelphia College of Art	3.000	01/01/2022	10.62	985	Pennsylvania
215	Saint Vincent College	3.500	05/01/2013	10.86	184	Pennsylvania
153	Seton Hill College	3.625	11/01/2014	10.53	128	Pennsylvania
670	Villanova University	3.000	04/01/2019	10.70	472	Pennsylvania
213	York Hospital	3.000	05/01/2020	10.64	147	Pennsylvania
	SOUTH CAROLINA
1,158	Benedict College	3.000	11/01/2020	10.36	806	South Carolina
66	Morris College	3.000	11/01/2009	10.53	65	South Carolina
	TENNESSEE
168	Cumberland University	3.000	08/01/2017	10.52	121	Tennessee
113	Hiwassee College	3.000	09/15/2018	10.58	82	Tennessee
	TEXAS
150	Houston Tillotson College	3.500	04/01/2014	10.90	124	Texas
1,150	Southwest Texas State University	3.000	10/01/2015	9.51	944	Texas
672	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	604	Texas
0	Texas A & I University	3.000	07/01/2009	9.57	0	Texas
170	Texas Southern University	3.500	04/01/2013	10.45	146	Texas
404	University of Saint Thomas	3.000	10/01/2019	10.41	288	Texas

3

					Internal
Outstanding		Stated			Rate of	Amortized
Principal		Interest	Maturity		Return % (A)	Cost (Notes
Balance	Description	Rate %	Date		(Unaudited)	1 and 2)	State

	VERMONT
$56	Champlain College	3.000	12/01/2013		10.19	$46	Vermont
650	Saint Michael’s College	3.000	05/01/2013		10.60	563	Vermont
97	Vermont State College	3.000	07/01/2014		9.30	79	Vermont
	VIRGINIA
0	James Madison University	3.000	06/01/2009		10.49	0	Virginia
208	Lynchburg College	3.750	05/01/2015		10.64	172	Virginia
345	Lynchburg College	3.000	05/01/2018		10.68	252	Virginia
103	Mary Baldwin College	3.375	05/01/2012		10.68	92	Virginia
335	Marymount University	3.000	05/01/2016		10.52	279	Virginia
1,807	Norfolk State University	3.000	12/01/2021		9.77	1,211	Virginia
30	Randolph-Macon College	3.000	05/01/2010		10.72	29	Virginia
221	Saint Paul’s College	3.000	11/01/2014		10.56	189	Virginia
487	Virginia Commonwealth University	3.000	06/01/2011		10.01	422	Virginia
15	Virginia Wesleyan College	3.000	11/01/2009		10.54	15	Virginia
39	Virginia Wesleyan College	3.000	11/01/2010		10.51	37	Virginia
	WEST VIRGINIA
91	Bethany College	3.375	11/01/2012		10.54	82	West Virginia
155	Bethany College	3.000	11/01/2017		10.40	116	West Virginia
163	Bethany College	3.000	11/01/2012		10.40	144	West Virginia
	WISCONSIN
192	Carroll College	3.750	03/01/2015		10.93	155	Wisconsin
285	Marian College	3.000	10/01/2016		10.45	221	Wisconsin
	DISTRICT OF COLUMBIA
1,813	Georgetown University	3.000	11/01/2020		10.36	1,263	Washington DC
4,770	Georgetown University	4.000	11/01/2020		10.52	3,478	Washington DC
	PUERTO RICO
1,165	Inter American University of Puerto Rico	3.000	01/01/2017		10.94	866	Puerto Rico
329	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011		9.39	288	Puerto Rico
48,355	Total College and University Loans					36,587

	Allowance for Loan Losses					832

	Net Loans of the Trust					35,755

	INVESTMENT AGREEMENTS (7.3%)
2,039	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(B)	7.750	2,039
791	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	(B)	7.050	791
2,830	Total Investment Agreements					2,830
$51,185	Total Investments (100.0%)					$38,585

(A)  Represents the rate of return based on the contributed cost and the amortization to maturity.

(B) Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

4

Item 2. Controls and Procedures

(a)   Not applicable to the registrant.

(b)   Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)     Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)     Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Brian True, Vice President

Date	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	October 29, 2009

* Print the name and title of each signing officer under his or her signature.